FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: MARCH 31, 2002

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                         Name: Darwin Capital (GP), LLC

                       Address: 500 Park Avenue, Suite 510
                            New York, New York 10022

                          Form 13F File Number: 28-7420
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:              Paul E. Tierney, Jr.


Title:
Phone:             212-758-5822

Signature, Place, and Date of Signing:

/s/Paul E. Tierney, Jr.
New York, New York                       May 15, 2002

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                                                         Form 13F Summary Page

                                                            Report Summary

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                         6

Form 13F Information Table Value Total:
                                                             $1,919
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          NONE


Form 13F File Number 28-

Name

                              Form 13F Summary Page

                                 Report Summary



                                                     FORM 13F INFORMATION TABLE
                                                      Darwin Capital (GP), LLC
                                                      Period Ending 12/31/2001

     NAME OF ISSUER        TITLE OF CLASS  CUSIP       VALUE    SHARES  SH/ PUT/  INVESTMT   OTHER       VOTING AUTHORITY
                                                     (X$1000)  PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE  SHARED   NONE

ARGOSY GAMING CORP            COM          40228108    1,058   28,832   SH        SOLE                  28,832
BADGER METER INC              COM          56525108       79    2,863   SH        SOLE                   2,863
HARRAHS ENTERTAINMENT INC     COM          413619107     780   17,620   SH        SOLE                  17,620
DILLARDS INC                  PUT          254067951       0       50   SH        SOLE                      50
NORDSTROM INC                 PUT          655664950       1      100   SH        SOLE                     100
ZALE CORPORATION              PUT          988858956       1       75   SH        SOLE                      75


Total Number of Funds: 6

Total Value: $1919
